Reinsurance - Additional Information (Detail) $ / Person in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2013 $ / Person	Dec. 31, 2019 USD ($) $ / Person	Dec. 31, 2018 USD ($) $ / Person	Dec. 31, 2017 USD ($)
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%	90.00%
Maximum coverage per life before ceded | $ / Person	250	2,000	2,000
Reinsurance recoverables		$ 229,759	$ 234,733
Gross life insurance in force		43,090,000
Life insurance in force ceded to affiliated reinsurers		482,900
Life insurance in force ceded to unaffiliated reinsurers		8,100,000
Ceded premium related to structured settlement annuities		10,600	11,054	$ 11,481
settlements receivable		13,687	11,016	8,055
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		4,200	3,400	3,500
settlements receivable		1,000	0	$ 0
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		166,900	170,600
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 579	$ 722